Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss	$ 2,867	$ 18,694
Deferred revenue	190,798	197,163
Unbilled cost	249,741	234,623
Software amortization	99,574
Allowance for doubtful accounts	30,597	89,159
Inventories obsolescence	4,035	18,840
Unrealized losses on trading securities	780	9,931
Accrued Bonus	30,152	29,121
Other	16,352	25,125
Total deferred tax assets	624,896	622,656
Deferred tax liabilities
Unbilled revenue	(1,144,704)	(845,714)
Deferred government subsidiary income	(42,475)	(33,621)
Other	(1,374)	(5,958)
Total deferred tax liabilities	(1,188,553)	(885,293)
Net deferred tax liabilities/assets	$ (563,657)	$ (262,637)